GUARANTEES AND COMMITMENTS - Disclosure of commitments and contingent liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of direct cost of revenue [Line items]
Revenue guarantees to loyalty partners	$ 418,696
Unconditional Purchase obligations	1,858
Year 1 [Member]
Disclosure of direct cost of revenue [Line items]
Revenue guarantees to loyalty partners	164,658
Unconditional Purchase obligations	994
Year 2 [Member]
Disclosure of direct cost of revenue [Line items]
Revenue guarantees to loyalty partners	167,225
Unconditional Purchase obligations	756
Year 3 [Member]
Disclosure of direct cost of revenue [Line items]
Revenue guarantees to loyalty partners	86,813
Unconditional Purchase obligations	108
Year 4 [Member]
Disclosure of direct cost of revenue [Line items]
Revenue guarantees to loyalty partners	0
Unconditional Purchase obligations	0
Year 5 and beyond [Member]
Disclosure of direct cost of revenue [Line items]
Revenue guarantees to loyalty partners	0
Unconditional Purchase obligations	$ 0